Progress Payments in Excess of Accumulated Costs With Respect to Projects (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
Advanced payments from customers	$ 4,488	$ 853
Accumulated costs	(1,998)	(547)
Progress payments in excess of accumulated costs with respect to projects	$ 2,490	$ 306